Business And Summary Of Significant Accounting Policies (Details) $ in Thousands		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 03, 2015 USD ($) store	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) store item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of branches acquired | store						70
Minimum delinquency period which triggers the reversal of uncollected revenue accrued						90 days
Period of repayment performance, minmum						6 months
Number of consecutive scheduled payments for TDRs to remain reasonably assured | item						6
Loans placed on non-accrual status delinquency period						90 days
FDIC true-up liability						$ 56,900
Days of contractual delinquency before recording finance receivables						120 days
Vesting period						3 years
Increase (decrease) in unrestricted cash and cash equivalents						$ 1,315,100	$ 1,074,400	$ (555,100)
Increase (decrease) in other liabilities						$ (408,200)	32,900	(171,600)
Period after which loan is considered past due						30 days
First Federal Transaction [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
FDIC true-up liability						$ 0
IndyMac Transaction [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
FDIC true-up liability						$ 0
OneWest Bank [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of branches acquired | store	70
Duration of acquisition activity reported						5 months
Allowance for credit losses	$ 0
Secured interest of underlying cash flows						40.00%
Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Charge-off period of financing receivables						90 days
Minimum amount of impaired finance receiables before being placed on nonaccrual status						$ 500
Contractual delinquency period for loan and lease portfolios						90 days
Minimum [Member] | Furniture and Fixtures [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Service lives						3 years
Minimum [Member] | Buildings [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Service lives						20 years
Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Charge-off period of financing receivables						150 days
Contractual delinquency period for loan and lease portfolios						180 days
Maximum [Member] | Furniture and Fixtures [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Service lives						7 years
Maximum [Member] | Buildings [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Service lives						40 years
As Revised [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Increase (decrease) in unrestricted cash and cash equivalents		$ (152,100)	$ (668,900)	$ (1,486,900)	$ 1,267,900	$ 1,315,100	1,074,400	(555,100)
CIT Group Inc. [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Increase (decrease) in unrestricted cash and cash equivalents						$ (423,100)	$ (142,600)	$ 272,900